Income Taxes - Summary of Income/(Loss) Before Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Income Tax Disclosure [Abstract]
Domestic operations	₨ 261,588	$ 3,782	₨ 61,995	₨ (28,504)
Foreign operations	29,717	430	(1,337,106)	(270,732)
Total	₨ 291,305	$ 4,212	₨ (1,275,111)	₨ (299,236)